Document and Entity Information	Jun. 21, 2022
Cover [Abstract]
Entity Registrant Name	SCHWEITZER MAUDUIT INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0001000623
Document Type	8-K
Document Period End Date	Jun. 21, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-13948
Entity Tax Identification Number	62-1612879
Entity Address, Address Line One	100 North Point Center East
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30022
City Area Code	1-800
Local Phone Number	514-0186
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	SWM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false